Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 14,908	$ 14,859
Total loans	955,871	895,394
Total nonaccrual loans	5,626	7,212
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	557,516	513,120
Total nonaccrual loans	1,823	2,376
Total Commercial [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	552,664	508,685
Total Commercial [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,312	1,824
Total Commercial [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	717	235
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	386,806	350,436
Nonaccrual loans	746	980
Total Commercial [Member] | Commercial and industrial loans [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	384,164	348,033
Total Commercial [Member] | Commercial and industrial loans [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,313	1,217
Total Commercial [Member] | Commercial and industrial loans [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	583	206
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	155,802	147,825
Nonaccrual loans	958	1,248
Total Commercial [Member] | Commercial real estate [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	153,877	146,084
Total Commercial [Member] | Commercial real estate [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	833	464
Total Commercial [Member] | Commercial real estate [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	134	29
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	14,908	14,859
Nonaccrual lease financing	119	148
Total Commercial [Member] | Lease financing [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	14,623	14,568
Total Commercial [Member] | Lease financing [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	166	143
Total Commercial [Member] | Lease financing [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 0	$ 0